STOCKHOLDERS' EQUITY - Common Stock Warrants (Details) - Warrants - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Stock Warrants
Stock compensation expense	$ 0	$ 3,465
Unrecognized compensation expense, warrants	$ 0
Number of Warrants
Warrants, beginning balance	2,021,308
Granted	174,100
Cancelled	1,705,996
Exercised	23,334
Warrants, ending balance	466,078	2,021,308
Warrants Exercisable	466,078
Warrants, Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 4.27
Weighted Average Exercise Price, Granted	$ 1.73
Weighted Average Exercise Price, Cancelled	3.22
Weighted Average Exercise Price, Exercised	$ 2.00
Weighted Average Exercise Price, Ending Balance	3.79	$ 4.27
Weighted average fair value of warrants granted during the period	$ 0.37
Weighted Average Remaining Life
Weighted Average Remaining Life	3 years 3 months	10 months 13 days
Weighted Average Remaining Life, Granted	4 years 11 months 9 days